Nature and extent of risks arising from financial instruments - Summary of Credit Exposure Associated With on-and Off-balance Sheet Financial Instruments (Parenthetical) (Detail) - Credit risk [member] - On balance sheet risk [member]
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
On balance sheet assets other than derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	20.00%	20.00%
Number of companies above threshold percentage	No industry accounts for more than 20% (October 31, 2024 – 20%) of total on-balance sheet credit instruments,
On balance sheet assets other than derivatives [member] | Banking [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	22.00%	24.00%
On balance sheet assets other than derivatives [member] | Government [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk threshold percentage	31.00%	28.00%
On balance sheet assets other than derivatives [member] | Ontario Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	54.00%	57.00%
On balance sheet assets other than derivatives [member] | Prairies Canada [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	15.00%	13.00%
On balance sheet assets other than derivatives [member] | British Columbia and the Territories [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	17.00%	16.00%
On balance sheet assets other than derivatives [member] | Quebec [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	10.00%
Committed and uncommitted [member] | Retail [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	43.00%	40.00%
Committed and uncommitted [member] | Wholesale [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	57.00%	60.00%
Committed and uncommitted [member] | Wholesale [member] | Bank financial services [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	17.00%	14.00%
Committed and uncommitted [member] | Wholesale [member] | Real estate and related [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	12.00%	12.00%
Committed and uncommitted [member] | Wholesale [member] | Investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	10.00%	10.00%
Committed and uncommitted [member] | Wholesale [member] | Utilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	8.00%	10.00%
Committed and uncommitted [member] | Wholesale [member] | Other Services [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	9.00%	7.00%